Summary of Significant Accounting Policies and Basis of Presentation (Details) - USD ($)		1 Months Ended	3 Months Ended	4 Months Ended
		Nov. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Federal depository insurance coverage limit (in Dollars)			$ 250,000	$ 250,000
Per share (in Dollars per share)			$ 1.00	$ 1.00
Financing costs				$ 700,000
Common stock subject to possible redemption				17,423,106
Investments held in trust account (in Dollars)			$ 19,000	$ 1,200
Stockholders' equity				11,200,000
Loss from operations				$ 3.9
Over-Allotment Option [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Warrants to purchase common shares (in Shares)		650,000		10,325,000
Private Placement [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Shares issued			6,130,000
Warrants to purchase common shares (in Shares)			6,000,000	6,000,000
PrivatePlacementWarrantMember
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Warrants to purchase common shares (in Shares)				6,130,000
Class A common Stock [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Shares issued	[1]
Common stock subject to possible redemption			18,126,126	17,423,106
Issuance of common stock			16,455,000	16,455,000
Class A common Stock [Member] | Over-Allotment Option [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Stock Issued During Period, Shares, Other			10,325,000

[1]	This number included up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 30, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 650,000 Units; thus, only 587,500 shares of Class B common stock remain subject to forfeiture at December 31, 2020.